Summary of Significant Accounting Policies (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of reconciliation of basic and diluted net income per share
Net income for the year	$ 1,375,241	$ 942,321	$ 3,899,730	$ 2,206,267
Weighted average common stock outstanding - basic	50,000,000	50,000,000	50,000,000	47,819,672
Effect of dilutive securities:
Stock options issued to directors/officers
Weighted average common stock outstanding - diluted	68,118,682	50,000,000	50,000,000	47,819,672
Net income per common share - basic	$ 0.03	$ 0.02	$ 0.08	$ 0.05
Net income per common share - diluted	$ 0.02	$ 0.02	$ 0.08	$ 0.05